Warrants and Options Disclosure: Schedule of Stock Warrants (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Number of warrants and options outstanding	3,710,834	2,976,000	2,515,000
Weighted average exercise price (outstanding)	$ 0.534	$ 0.549	$ 0.549
Number of warrants and options granted in period	2,392,500	697,000
Number of warrants and options exercisable	2,368,334	1,999,550
Weighted average exercise price (exercisable)	$ 0.553	$ 0.581